Anchor Tactical Equity Strategies Fund

Investor Class Shares - ATEIX Institutional Class Shares - ATESX

Anchor Tactical Municipal Strategies Fund

Investor Class Shares - ATMBX Institutional Class Shares - ATMSX

Anchor Tactical Real Estate Fund

Investor Class Shares - ATREX Institutional Class Shares - ARESX

Supplement dated July 25, 2017

to the Prospectus and Statement of Additional Information dated August 31, 2016 collectively the “Funds” and each a series of Northern Lights Fund Trust IV

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Effective immediately, the Funds have each removed the redemption fee on shares redeemed within sixty (60) days of purchase, and such fees will no longer be imposed on shares of the Funds. All references to a redemption fee in the Prospectuses and Statements of Additional Information are deleted.

The fee tables contained in the “Fees and Expenses of the Fund” section of the Prospectus are replaced as follows:

FUND SUMMARY - Anchor Tactical Equity Strategies Fund

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a % of amount redeemed on shares held less than 60 days)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.60%	1.60%
Distribution and Service (12b-1) Fees	0.50%	0.25%
Other Expenses(1)	0.42%	0.42%
Interest and dividend expense on securities sold short(1)	0.10%	0.10%
Remaining Other Expenses(1)	0.32%	0.32%
Acquired Fund Fees and Expenses(1)(2)	0.12%	0.12%
Total Annual Fund Operating Expenses	2.64%	2.39%
(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

FUND SUMMARY - Anchor Tactical Municipal Strategies Fund

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a % of amount redeemed on shares held less than 60 days)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.60%	1.60%
Distribution and Service (12b-1) Fees	0.50%	0.25%
Other Expenses(1)	0.34%	0.34%
Interest and dividend expense on securities sold short(1)	0.05%	0.05%
Remaining Other Expenses(1)	0.29%	0.29%
Acquired Fund Fees and Expenses(1)(2)	0.35%	0.35%
Total Annual Fund Operating Expenses	2.79%	2.54%
(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

FUND SUMMARY - Anchor Tactical Real Estate Fund

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a % of amount redeemed on shares held less than 60 days)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.60%	1.60%
Distribution and Service (12b-1) Fees	0.50%	0.25%
Other Expenses(1)	0.50%	0.50%
Interest and dividend expense on securities sold short(1)	0.10%	0.10%
Remaining Other Expenses(1)	0.40%	0.40%

Acquired Fund Fees and Expenses(1)(2)	0.50%	0.50%
Total Annual Fund Operating Expenses	3.10%	2.85%
(1)	Estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

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This Supplement, and the Funds’ Prospectuses and Statements of Additional Information, dated August 31, 2016 and December 30, 2016, provide information that you should know before investing in a Fund and should be retained for future reference. Each Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-888-339-4230.

Please retain this Supplement for future reference.